Nature of Regulation and Regulatory Matters	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Nature of Regulation and Regulatory Matters
NATURE OF REGULATION AND REGULATORY MATTERS

The earnings of the Corporation's utilities are primarily determined under cost of service ("COS") regulation. Generally, under COS regulation the respective regulatory authority sets customer electricity and/or gas rates to permit a reasonable opportunity for the utility to recover, on a timely basis, estimated costs of providing service to customers, including a fair rate of return on a regulatory deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). The ability of a regulated utility to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on the utility achieving the forecasts established in the rate-setting processes. If a historical test year is used to set customer rates, there may be regulatory lag between when costs are incurred and when they are reflected in customer rates. When performance-based rate setting ("PBR") mechanisms are utilized in determining annual revenue requirements and resulting customer rates, a formula is generally applied that incorporates inflation and assumed productivity improvements. The use of PBR mechanisms should allow a utility a reasonable opportunity to recover prudently incurred costs and earn its allowed ROE or ROA.

The Corporation's regulated utilities, where applicable, are permitted by their respective regulatory authority to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8).

The nature of regulation at the Corporation's utilities and their significant regulatory matters are as follows.

ITC
ITC is regulated by the Federal Energy Regulatory Commission ("FERC") under the Federal Power Act (United States). Rates are set annually, using FERC-approved cost-based formula rate templates, and remain in effect for one year, which provides timely cost recovery and reduces regulatory lag. The formula rates include an annual true-up mechanism, that compares actual revenue requirements to billed revenues and any over- or under-collections are accrued and reflected in future rates within a two-year period. The formula rates do not require annual FERC approvals, although inputs remain subject to legal challenge with FERC. The common equity component of capital structure for ITC was 60% for 2017 and 2016.

ROE Complaints
Two third-party complaints are pending before FERC requesting that the Midcontinent Independent System Operator ("MISO") regional base ROE of 12.38% for MISO transmission owners, including ITCTransmission, METC and ITC Midwest, be found to no longer be just or reasonable. The complaints cover two consecutive 15-month periods from November 2013 through February 2015 (the "Initial Refund Period" or "Initial Complaint") and February 2015 through May 2016 (the "Second Refund Period" or "Second Complaint"). The FERC orders on the complaints will also set the ROE that will be in effect prospectively from the date that the FERC orders are issued. In September 2016 FERC issued an order setting the base ROE for the Initial Refund Period at 10.32%, with a maximum ROE of 11.35%. These rates apply prospectively from September 2016 until a new approved rate is established for the Second Refund Period. The MISO transmission owners have sought rehearing of the September 2016 order.

In June 2016 the presiding Administrative Law Judge ("ALJ") issued an initial decision on the Second Complaint, recommending a base ROE of 9.70%, with a maximum ROE of 10.68%. The base ROE for the three effected utilities for the period of May 2016 through September 2016 was 12.38% and any authorized adders that were approved prior to the filing of the complaints were collected during this time, up to a maximum of 13.88%.

The initial decision of the ALJ is a non-binding recommendation to FERC and FERC has yet to issue its order on the Second Complaint. In September 2017 certain MISO transmission owners filed a motion for FERC to dismiss the Second Complaint. If the Second Complaint is not dismissed, it is expected that FERC will establish a new going-forward base ROE and range of reasonableness, which will also be used to calculate the refund liability for the Second Refund Period.

As at December 31, 2017, the estimated range of refunds for the Second Refund Period was between US$106 million and US$145 million and ITC has recognized an aggregate estimated regulatory liability of $182 million (US$145 million) (December 31, 2016 - $188 million (US$140 million)) (Note 8 (xiii)). The total estimated refund for the Initial Complaint was $158 million (US$118 million), including interest, as at December 31, 2016, which was paid in 2017.

The estimated regulatory liabilities were accrued by ITC before its acquisition by Fortis. There is uncertainty regarding the final outcome of the Initial and Second Complaints and the timing of the completion of these matters. This is due, in part, to an April 2017 court decision requiring FERC to further justify the methodology used to establish new ROEs. It is possible that the outcome of these matters could differ materially from the estimated range of refunds.

UNS Energy
UNS Energy is regulated by the Arizona Corporation Commission ("ACC") and certain activities are subject to regulation by FERC under the Federal Power Act (United States). UNS Energy uses a historical test year in the establishment of retail electric and gas rates. Retail electric and gas rates are set to provide the utilities with an opportunity to recover their COS and earn a reasonable rate of return on rate base, including an adjustment for the fair value of rate base as required under the laws of the State of Arizona.

General Rate Application
In February 2017 the ACC issued a rate order for new rates for TEP that took effect February 27, 2017 (“2017 Rate Order”). Provisions of the 2017 Rate Order include: (i) an increase in non-fuel base revenue of approximately $108 million (US$81.5 million), including approximately $20 million (US$15 million) of operating costs related to the 50.5% undivided interest in Unit 1 of Springerville Generating Station purchased by TEP in September 2016; (ii) a 7.04% return on original cost rate base, including a cost of equity of 9.75% and an embedded cost of long-term debt of 4.32%; (iii) a common equity component of capital structure of approximately 50%; and (iv) the adoption of proposed depreciation rates which reflect a reduction in the depreciable life for Unit 1 of San Juan Generating Station. Prior to the 2017 Rate Order, effective from July 1, 2013, TEP's allowed ROE was set at 10.0% on a capital structure of 43.5% common equity.

UNS Electric's allowed ROE is set at 9.50% on a capital structure of 52.8% common equity, effective from August 1, 2016, prior to which its allowed ROE was set at 9.50% on a capital structure of 52.6%, effective from January 1, 2014. UNS Gas' allowed ROE is set at 9.75% on a capital structure of 50.8% common equity, effective from May 1, 2012.

FERC Order
In 2015 and 2016 TEP reported to FERC that it had not filed on a timely basis certain FERC jurisdictional agreements and, at that time, TEP made compliance filings, including the filing of several TEP transmission service agreements, the majority of which were entered into before the acquisition of UNS Energy by Fortis in 2014, that contained certain deviations from TEP’s standard form of service agreement. In 2016 FERC issued orders relating to the late-filed transmission service agreements, which directed TEP to issue time value refunds to the counterparties of the agreements. In 2016 TEP accrued time value refunds of $29 million, of which $22 million had been paid, and as at December 31, 2016 $7 million was accrued related to time-value refunds.

In June 2016, to preserve its rights, TEP petitioned the District of Columbia Circuit Court of Appeals to review the refund order. In January 2017 TEP and one of the counterparties to the late-filed transmission service agreements entered into a settlement regarding the time value refunds. Under the settlement, in January 2017, the counterparty paid TEP $11 million and TEP dismissed its appeal with prejudice.

In May 2017 FERC informed TEP that no further enforcement actions were necessary regarding TEP’s transmission refunds and closed the related investigation. As a result, TEP reversed the remaining $7 million provision related to potential time-value refunds.
Central Hudson
Central Hudson is regulated by the New York State Public Service Commission ("PSC") and certain activities are subject to regulation by FERC under the Federal Power Act (United States). Central Hudson uses a future test year in the establishment of rates. Central Hudson's allowed ROE is set at 9.0% on a capital structure of 48% common equity, effective July 1, 2015 for a three-year term.

Effective July 1, 2015, Central Hudson is also subject to an earnings sharing mechanism, whereby the Company and customers share equally earnings in excess of 50 basis points above the allowed ROE up to an achieved ROE that is 100 basis points above the allowed ROE. Earnings in excess of 100 basis points above the allowed ROE are shared primarily with the customer.

General Rate Application
In July 2017 Central Hudson filed a rate case with the PSC requesting an increase in electric and natural gas rates of $55 million (US$43 million) and $23 million (US$18 million), respectively. Included in the rate case was a request to increase Central Hudson's allowed ROE to 9.5% from 9.0% and the equity component of its capital structure to 50% from 48%. An order from the PSC is expected in August 2018 with the new rates to become effective no later than September 1, 2018, with a provision allowing the recovery of revenue as if approved rates went into effect July 1, 2018.

FortisBC Energy and FortisBC Electric
FortisBC Energy and FortisBC Electric are regulated by the British Columbia Utilities Commission ("BCUC") pursuant to the Utilities Commission Act (British Columbia), and are subject to Multi-Year PBR Plans for 2014 through 2019. FortisBC Energy is the benchmark utility in British Columbia, as designated by the BCUC, and the established allowed ROE for the benchmark utility is set at 8.75% on a 38.5% common equity component of capital structure, effective January 1, 2016. FortisBC Electric's allowed ROE of 9.15% on a 40% common equity component of capital structure, effective since January 1, 2013, remained unchanged, effective January 1, 2016.

The PBR Plans, as approved by the BCUC, incorporate incentive mechanisms for improving operating and capital expenditure efficiencies. Operation and maintenance expenses and base capital expenditures during the PBR period are subject to an incentive formula reflecting incremental costs for inflation and half of customer growth, less a fixed productivity adjustment factor of 1.1% for FortisBC Energy and 1.03% for FortisBC Electric each year. The approved PBR Plans also include a 50%/50% sharing of variances from the formula‑driven operation and maintenance expenses and capital expenditures over the PBR period, and a number of service quality measures designed to ensure FortisBC Energy and FortisBC Electric maintain specified service levels. It also sets out the requirements for an annual review process which provides a forum for discussion between the utilities and interested parties regarding current performance and future activities.

FortisAlberta
FortisAlberta is regulated by the Alberta Utilities Commission ("AUC") pursuant to the Electric Utilities Act (Alberta), the Public Utilities Act (Alberta), the Hydro and Electric Energy Act (Alberta) and the Alberta Utilities Commission Act (Alberta). FortisAlberta is subject to a Multi-Year PBR plan for 2013 through 2017. Under PBR, each year the prescribed formula is applied to the preceding year's distribution rates, with 2012 used as the going-in distribution rates.

The PBR plan includes mechanisms for the recovery or settlement of items determined to flow through directly to customers ("Y factor") and the recovery of costs related to capital expenditures that are not being recovered through the formula ("K factor" or "capital tracker"). The AUC also approved a Z factor, a PBR re-opener and an ROE efficiency carry-over mechanism. The Z factor permits an application for recovery of costs related to significant unforeseen events. The PBR re-opener permits an application to re-open and review the PBR plan to address specific problems with the design or operation of the PBR plan. The use of the Z factor and PBR re-opener mechanisms is associated with certain thresholds. The ROE efficiency carry-over mechanism provides an efficiency incentive by permitting the Company to continue to benefit from any efficiency gains achieved during the PBR term for two years following the end of that term.
Generic Cost of Capital
In October 2016 the AUC issued its decision related to the 2016 and 2017 Generic Cost of Capital Proceeding, establishing that FortisAlberta's allowed ROE remain unchanged at 8.30%, for 2016 and increase to 8.50% for 2017. The decision also set the common equity component of capital structure at 37%, effective January 1, 2016. Changes in FortisAlberta's allowed ROE and common equity component of capital structure impact only the portion of rate base that is funded by capital tracker revenue.

In July 2017 the AUC established a proceeding to determine the ROE and capital structure for 2018, 2019 and 2020. The proceeding commenced in October 2017, with an oral hearing expected to commence in March 2018. The ROE and capital structure approved for 2017 will remain in effect on an interim basis pending the finalization of this proceeding. A decision is expected in the third quarter of 2018.

Eastern Canadian
Newfoundland Power is regulated by the Newfoundland and Labrador Board of Commissioners of Public Utilities ("PUB") under the Public Utilities Act (Newfoundland and Labrador). Newfoundland Power uses a future test year in the establishment of rates. In June 2016 the PUB set the allowed ROE at 8.50%, effective January 1, 2016 and established that Newfoundland Power's common equity component of capital structure of 45% remain unchanged. The June 2016 rate order will remain in effect for 2016 through 2018. Newfoundland Power is required to file its next General Rate Application on or before June 1, 2018.

Maritime Electric is regulated by the Island Regulatory and Appeals Commission ("IRAC") under the provisions of the Electric Power Act (PEI), the Renewable Energy Act (PEI), the Electric Power (Electricity Rate-Reduction) Amendment Act (PEI), and the former Electric Power (Energy Accord Continuation) Amendment Act (PEI), which expired in February 2016. Maritime Electric uses a future test year for the establishment of rates. In March 2016 IRAC set the Company's allowed ROE at 9.35%, effective March 1, 2016 for a three-year period, down from 9.75% in effect since March 1, 2013, and established that Maritime Electric's targeted capital structure of 40% remain unchanged.

FortisOntario's three electric utilities operate under the Electricity Act (Ontario) and the Ontario Energy Board Act (Ontario), as administered by the Ontario Energy Board ("OEB"). Fortis Ontario's utilities use a future test year in the establishment of rates. Earnings are regulated on the basis of rate of return on rate base, plus a recovery of allowable distribution costs. In non-rebasing years, customer electricity distribution rates are set using inflationary factors less an efficiency target as prescribed by the OEB. The allowed ROE for distribution assets for FortisOntario's utilities ranged from 8.78% to 9.30% for 2017 and 8.93% to 9.30% for 2016, both on a deemed capital structure of 40% common equity, with the exception of one of its utilities which is subject to a rate-setting mechanism under a 35-year Franchise Agreement expiring in 2033, based on a price cap with commodity cost flow through. The base revenue requirement is adjusted annually for inflation, load growth and customer growth.

Regulated Utilities - Caribbean
Caribbean Utilities operates under transmission and distribution and generation licences from the Government of the Cayman Islands. The exclusive transmission and distribution licence is for an initial period of 20 years, expiring April 2028, with a provision for automatic renewal. A non-exclusive generation licence was issued for a term of 25 years, expiring November 2039. The licences detail the role of the Cayman Islands Utility Regulation and Competition Office ("OfReg"), which oversees all licences, establishes and enforces licence standards, reviews the rate‑cap adjustment mechanism ("RCAM"), and annually approves capital expenditures. The licences contain the provision for an RCAM based on published consumer price indices. Caribbean Utilities' targeted allowed ROA for 2017 and 2016 was in the range of 6.75% to 8.75%. In January 2017 a merger of regulatory bodies in the Cayman Islands, including the Electricity Regulatory Authority, resulted in the establishment of OfReg and this merger did not impact the terms and conditions of the licenses.

Fortis Turks and Caicos operates under two 50-year licences expiring in 2036 and 2037. Among other matters, the licences describe how electricity rates are set by the Government of the Turks and Caicos Islands, using a historical test year, in order to provide the utilities with an allowed ROA of between 15.0% and 17.5% (the "Allowable Operating Profit"). The Allowable Operating Profit is based on a calculated rate base, including interest on the amounts by which actual operating profits fall short of the Allowable Operating Profits on a cumulative basis (the "Cumulative Shortfall"). Annual submissions are made to the Government of the Turks and Caicos Islands calculating the amount of the Allowable Operating Profit and the Cumulative Shortfall. The recovery of the Cumulative Shortfall is dependent on future sales volumes and expenses. The achieved ROAs at the utilities have been significantly lower than those allowed under the licences as a result of the inability, due to economic and political factors, to increase base electricity rates associated with significant capital investment in recent years.